General Information, Organization and Basis of Preparation - Summary of Condensed Separate Financial Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Item
Total current assets	¥ 20,778	¥ 7,467
Total non-current assets	23,827	22,533
Total assets	44,605	30,000
Total current liabilities	(6,238)	(3,527)
Total non-current liabilities	(595)	(325)
Total liabilities	(6,833)	(3,852)
Total revenues	18,985	10,981	¥ 4,361
Profit for the year	1,832	1,319	85
Net cash inflow/(outflow) from operating activities	5,632	2,500	873
Net cash inflow/(outflow) from investing activities	(1,190)	(483)	496
Net cash flow from financing activities	7,741	99	1,712
Cash and cash equivalents at beginning of the year	5,174	3,071
Cash and cash equivalents at end of year	17,356	5,174	3,071
V I Es And Subsidiaries Of V I Es
Statements Line Item
Total current assets	7,199	6,205
Total non-current assets	5,902	3,872
Total assets	13,101	10,077
Total current liabilities	(5,664)	(4,661)
Total non-current liabilities	(562)	(304)
Total liabilities	(6,226)	(4,965)
Total revenues	18,966	10,948	3,007
Profit for the year	1,333	340	61
Net cash inflow/(outflow) from operating activities	(334)	1,763	842
Net cash inflow/(outflow) from investing activities	(1,244)	131	570
Net increase/(decrease) in cash and cash equivalents	(1,578)	1,894	1,412
Cash and cash equivalents at beginning of the year	3,306	1,412
Cash and cash equivalents at end of year	¥ 1,728	¥ 3,306	¥ 1,412